Deferred income (Tables)	12 Months Ended
Dec. 31, 2018
Deferred income
Schedule of deferred income

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Deferred income related to contracts
Gilead collaboration agreement for filgotinib	€131,270	€187,449	€249,937
Gilead collaboration agreement for filgotinib (*)	14,528	26,532	35,376
AbbVie collaboration for CF	3,223
Servier collaboration agreement for osteoarthritis	—	5,362	—
Deferred income related to contracts in our fee-for-service segment	471	248	47
Other deferred income (grants)	309	301	252
Total deferred income ( long term & current)	€149,801	€219,892	€285,612

(*)deferred income of €39 million recognized upon signing of the share subscription agreement with Gilead as required under IAS 39—Financial Instruments: recognition and measurement.